Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 1,868,195	$ 975,477
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	154,000	81,300
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,128,137	571,741
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	740,058	403,736
Light oil and condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,065,834	623,585
Light oil and condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	480,199	296,125
Light oil and condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	585,635	327,460
Heavy oil
Disclosure of operating segments [line items]
Petroleum and natural gas sales	560,696	236,235
Heavy oil | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	560,696	236,235
Heavy oil | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	94,515	40,882
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	18,904	6,037
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	75,611	34,845
Natural gas sales
Disclosure of operating segments [line items]
Petroleum and natural gas sales	147,150	74,775
Natural gas sales | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	68,338	33,344
Natural gas sales | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 78,812	$ 41,431